Accounts Receivable (Details) - Schedule of accounts receivable - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of accounts receivable [Abstract]
Accounts receivable - gross	$ 3,012,792	$ 4,121,678
Allowance for doubtful debts	(155,592)	(155,592)	$ (54,619)
Accounts receivable - net	2,857,200	3,966,086	2,618,494
Balance as at beginning of period	155,592	54,619
Provision for bad debts		100,973	60,324
Reversal of the provision			(60,324)
Balance at end of period	$ 155,592	$ 155,592	$ 54,619